COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2013 are as follows:

Years ending:	$

2014	3,624,455
2015	2,036,067
2016	1,334,342
2017	239,118
2018 and after	39,788
7,273,770